BORROWINGS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
BORROWINGS
6. BORROWINGS

As of March 31, 2021 and December 31, 2020, the borrowings consisted of the followings:

	March 31, 2021	December 31, 2020

Bank loans	$252,299	$253,005
Other borrowings	514,495	515,936

Total	766,794	768,941

Current portion	617,932	588,279
Non-current portion	148,862	180,662

	$766,794	$768,941

The borrowings are due to two financial institutions in Hong Kong which are repayable in a term of 1 to 3 years, with 12 to 36 monthly installments at interest rate ranging from 2.75% to 20.25% per annum.

At March 31, 2021, the borrowings of the Company were secured by:

•	Personal guarantee by the directors of the Company; and

•	Legal charge over the leasehold land and buildings owned by the Company’s director and a related party, Mr. Ng Hak Yiu and Mr. Lo Man Hoi.

As of December 31, 2020, the borrowings consisted of the followings:

	As of December 31
	2020	2019

Bank loans	$253,005	$-
Other borrowings	515,936	-

Total	$768,941	$-

Current portion	$588,279	$-
Non-current portion	180,662	-

Total	$768,941	$-

The borrowings are due to two financial institutions in Hong Kong which are repayable in a term of 1 to 3 years, with 12 to 36 monthly installments at interest rate ranging from 2.75% to 20.25% per annum.

At December 31, 2020, the borrowings of the Company were secured by:

●	Personal guarantee by the directors of the Company; and

●	Legal charge over the leasehold land and buildings owned by the Company’s director and a related party, Mr. Ng Hak Yiu and Mr. Lo Man Hoi;